Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2019	2018
Machinery & equipment	4,029	3,815
Office equipment and furniture	2,505	2,469
Computer equipment and licenses	1,069	1,056
Total property, plant and equipment gross	7,603	7,340

Accumulated depreciation for:
Machinery & equipment	(2,508)	(1,828)
Office equipment and furniture	(2,270)	(2,169)
Computer equipment and licences	(1,024)	(973)
Total accumulated depreciation	(5,802)	(4,970)
Total property, plant and equipment from continuing operations, net	1,801	2,370
Depreciation charge from continuing operations for the year	821	855

No depreciation expense was recorded in cost of sales on the face of the income statement for the years 2019, 2018 and 2017.

The depreciation charge from continuing operations for the year 2017 was USD 894,328.

The useful economic life of property plant and equipment is as follow:

·	Office equipment and furniture:	2 to 5 years

·	Production masks	5 years

·	Production tools	3 years

·	Licenses	3 years

·	Software	1 year